Shareholder Report, Line Graph (Details) - USD ($)				4 Months Ended	10 Months Ended	12 Months Ended		16 Months Ended	22 Months Ended	24 Months Ended	28 Months Ended	34 Months Ended	36 Months Ended	40 Months Ended	46 Months Ended	48 Months Ended	52 Months Ended	58 Months Ended	60 Months Ended	64 Months Ended	70 Months Ended	72 Months Ended	76 Months Ended	82 Months Ended	84 Months Ended	88 Months Ended	94 Months Ended	96 Months Ended	106 Months Ended	108 Months Ended	118 Months Ended	120 Months Ended
	Jun. 11, 2018	Nov. 30, 2015	Sep. 30, 2015	Sep. 30, 2018	Sep. 30, 2016	Sep. 30, 2025	Sep. 30, 2016	Sep. 30, 2019	Sep. 30, 2017	Sep. 30, 2017	Sep. 30, 2020	Sep. 30, 2018	Sep. 30, 2018	Sep. 30, 2021	Sep. 30, 2019	Sep. 30, 2019	Sep. 30, 2022	Sep. 30, 2020	Sep. 30, 2020	Sep. 30, 2023	Sep. 30, 2021	Sep. 30, 2021	Sep. 30, 2024	Sep. 30, 2022	Sep. 30, 2022	Sep. 30, 2025	Sep. 30, 2023	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2025
C000161620
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Equity Fund
Accumulated Value		$ 9,422			$ 9,020				$ 9,893			$ 10,588			$ 8,666			$ 7,084			$ 7,621			$ 10,839			$ 11,359		$ 15,278		$ 17,648
C000161621
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Equity Fund
Accumulated Value		10,000			9,507				10,353			11,000			8,936			7,246			7,736			10,917			11,358		15,169		17,386
C000161622
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Equity Fund
Accumulated Value		100,000			95,867				105,467			113,180			92,869			76,090			81,999			116,943			122,829		165,675		191,884
C000146567
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Income Fund
Accumulated Value			$ 10,000				$ 11,285			$ 11,956			$ 11,924			$ 12,387			$ 12,941			$ 14,124			$ 13,625			$ 14,365		$ 15,788		$ 16,437
C000146568
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Income Fund
Accumulated Value			10,000				11,209			11,786			11,665			12,028			12,476			13,512			12,936			13,526		14,769		15,253
C000146569
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Income Fund
Accumulated Value			100,000				113,044			120,137			120,047			125,005			131,044			143,251			138,506			146,277		161,197		168,235
C000200261
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Municipal Fund
Accumulated Value	$ 9,551			$ 9,625				$ 10,311			$ 10,658			$ 11,311			$ 11,092			$ 11,010			$ 12,357			$ 12,249
C000200262
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Municipal Fund
Accumulated Value	10,000			10,056				10,689			10,961			11,544			11,232			11,067			12,329			12,125
C000200263
Account Value [Line Items]
Line Graph and Table Measure Name						Counterpoint Tactical Municipal Fund
Accumulated Value	100,000			100,830				108,277			112,171			119,333			117,205			116,732			131,306			130,498
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			10,614				12,589			14,843			15,475			17,819			23,166			19,581			23,814		32,471		38,185
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		10,000			10,614				12,589			14,843			15,475			17,819			23,166			19,581			23,814		32,471		38,185
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		100,000			103,242				112,858			123,622			128,210			139,181			159,182			147,681			167,109		200,897		223,112
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,519			10,527			10,399			11,470			12,271			12,161			10,385			10,452		11,662		11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			10,000				10,519			10,527			10,399			11,470			12,271			12,161			10,385			10,452		11,662		11,998
Bloomberg U.S. Aggregate Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg U.S. Aggregate Bond Index
Accumulated Value			$ 100,000				$ 105,193			$ 105,269			$ 103,989			$ 114,696			$ 122,707			$ 121,608			$ 103,854			$ 104,523		$ 116,615		$ 119,978
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000			10,001				10,856			11,300			11,597			10,264			10,537			11,630			11,792
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	10,000			10,001				10,856			11,300			11,597			10,264			10,537			11,630			11,792
Bloomberg Municipal Bond Index
Account Value [Line Items]
Line Graph and Table Measure Name						Bloomberg Municipal Bond Index
Accumulated Value	$ 100,000			$ 100,011				$ 108,563			$ 113,005			$ 115,975			$ 102,637			$ 105,371			$ 116,300			$ 117,919
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		10,000			10,324				11,286			12,362			12,821			13,918			15,918			14,768			16,711		20,090		22,311
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		10,000			10,021				10,083			10,237			10,475			10,576			10,581			10,649			11,142		11,757		12,283
50% - S&P 500 Index / 50% - Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		10,000			10,324				11,286			12,362			12,821			13,918			15,918			14,768			16,711		20,090		22,311
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		10,000			10,021				10,083			10,237			10,475			10,576			10,581			10,649			11,142		11,757		12,283
Bloomberg U.S. Treasury Bills: 1-3 Months
Account Value [Line Items]
Accumulated Value		100,000			100,208				100,832			102,367			104,750			105,760			105,812			106,493			111,415		117,565		122,825
S&P 500 Index TR
Account Value [Line Items]
Accumulated Value		$ 100,000			$ 106,135				$ 125,886			$ 148,433			$ 154,747			$ 178,190			$ 231,656			$ 195,814			$ 238,144		$ 324,712		$ 381,854